CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (1,692)	$ (629)	$ 1,486
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	345	256	255
Loss from disposals of property and equipment			10
Stock-based compensation	1,489	746	736
Amortization of intangible assets	1,215	909	984
Accretion of payment obligation	682	95	265
Convertible debt inducement expenses			108
Changes in liabilities presented at fair value	(187)	363	706
Change in:
Accrued severance pay, net	(46)	(14)	326
Trade receivables	(767)	(1,049)	(1,683)
Other accounts receivable and prepaid expenses	265	(226)	(165)
Other assets	(1)	4	(21)
Trade payables	(136)	115	(136)
Deferred revenues	1,674	10	(86)
Employees and payroll accruals	(187)	506	438
Accrued expenses and other current liabilities	782	(220)	(955)
Tax benefit related to exercise of stock options	(121)	(189)	(40)
Change in deferred taxes, net	(224)	(415)	(286)
Net cash provided by operating activities	3,091	262	1,942
Cash flows from investing activities:
Purchase of property and equipment	(446)	(663)	(308)
Decrease (increase) in restricted cash	(430)		362
Cash paid in connection with acquisition, net of acquired cash (Note 3)	(748)	(4,163)
Net cash provided by (used in) investing activities	(1,624)	(4,826)	54
Cash flows from financing activities:
Issuance of common shares, net of issuance expenses		17,956
Proceeds from exercise of warrants, rights and stock options	888	1,096	576
Receipts on account of shares		81
Repayment of long-term debt			(115)
Repayment of convertible debt			(138)
Payment of contingent consideration		(2,000)
Tax benefit related to exercise of stock options	121	189	40
Net cash provided by financing activities	1,009	17,322	363
Foreign currency translation adjustments on cash and cash equivalents	2	(55)	(65)
Increase in cash and cash equivalents	2,478	12,703	2,294
Cash and cash equivalents at the beginning of the year	16,481	3,778	1,484
Cash and cash equivalents at the end of the year	18,959	16,481	3,778
Cash paid during the year for:
Interest	5	6	225
Income taxes	500	426	298
Supplemental disclosure of non-cash investing and financing activities:
Issuance of shares related to acquisition	503	1,046
Liability presented at fair value allocated to equity			$ 1,410